UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of November 30, 2011

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (59.4%)
2	Fannie Mae Discount Notes	0.050%	12/1/11	5,500	5,500
2	Fannie Mae Discount Notes	0.050%	12/14/11	154,545	154,542
2	Fannie Mae Discount Notes	0.040%	1/4/12	200,000	199,992
2	Fannie Mae Discount Notes	0.050%	1/18/12	29,000	28,998
2	Fannie Mae Discount Notes	0.020%	1/26/12	44,960	44,959
3	Federal Home Loan Bank Discount Notes	0.050%	12/14/11	290,000	289,995
3	Federal Home Loan Bank Discount Notes	0.050%	12/16/11	250,000	249,995
3	Federal Home Loan Bank Discount Notes	0.030%	12/20/11	26,000	26,000
3	Federal Home Loan Bank Discount Notes	0.040%–0.065%	12/23/11	81,223	81,221
3	Federal Home Loan Bank Discount Notes	0.020%–0.040%	1/4/12	203,600	203,595
3	Federal Home Loan Bank Discount Notes	0.020%–0.030%	1/6/12	192,000	191,996
3	Federal Home Loan Bank Discount Notes	0.050%	1/11/12	15,140	15,139
3	Federal Home Loan Bank Discount Notes	0.045%	1/13/12	200,000	199,989
3	Federal Home Loan Bank Discount Notes	0.020%–0.060%	1/18/12	38,000	37,998
3	Federal Home Loan Bank Discount Notes	0.020%	1/20/12	140,000	139,996
3	Federal Home Loan Bank Discount Notes	0.020%	1/25/12	10,000	10,000
3	Federal Home Loan Bank Discount Notes	0.035%–0.040%	2/1/12	124,900	124,892
3	Federal Home Loan Bank Discount Notes	0.040%–0.045%	2/3/12	305,000	304,978
3	Federal Home Loan Bank Discount Notes	0.040%	2/10/12	31,500	31,497
3	Federal Home Loan Bank Discount Notes	0.040%	2/15/12	150,000	149,987
[3,4] Federal Home Loan Banks		0.227%	1/23/12	95,000	94,997
[3,4] Federal Home Loan Banks		0.222%	1/26/12	90,000	89,996
[3,4] Federal Home Loan Banks		0.210%	2/3/12	27,000	26,999
[2,4] Federal Home Loan Mortgage Corp.		0.205%	12/21/11	350,000	349,990
[2,4] Federal Home Loan Mortgage Corp.		0.210%	2/16/12	96,000	95,992
[2,4] Federal Home Loan Mortgage Corp.		0.197%	8/24/12	500,000	499,825
[2,4] Federal Home Loan Mortgage Corp.		0.195%	2/4/13	290,000	289,826
[2,4] Federal Home Loan Mortgage Corp.		0.197%	5/6/13	99,000	98,914
[2,4] Federal Home Loan Mortgage Corp.		0.202%	6/17/13	21,000	20,984
[2,4] Federal National Mortgage Assn.		0.277%	11/23/12	190,000	189,944
[2,4] Federal National Mortgage Assn.		0.287%	12/28/12	250,000	249,945
[2,4] Federal National Mortgage Assn.		0.238%	8/12/13	190,000	189,902
[2,4] Federal National Mortgage Assn.		0.218%	11/8/13	150,000	149,912
[2,4] Federal National Mortgage Assn.		0.218%	11/14/13	214,925	214,800
2	Freddie Mac Discount Notes	0.040%–0.050%	12/12/11	173,697	173,694
2	Freddie Mac Discount Notes	0.030%	12/13/11	20,604	20,604
2	Freddie Mac Discount Notes	0.040%	1/3/12	250,882	250,873
2	Freddie Mac Discount Notes	0.020%	1/24/12	16,250	16,249
	United States Treasury Bill	0.015%	12/1/11	112,209	112,209
	United States Treasury Bill	0.030%	12/8/11	1,000,000	999,994
	United States Treasury Bill	0.108%	12/15/11	250,000	249,989
	United States Treasury Bill	0.095%–0.100%	12/22/11	500,000	499,972
	United States Treasury Bill	0.020%	12/29/11	925,498	925,484
	United States Treasury Bill	0.015%	1/12/12	650,000	649,989
	United States Treasury Bill	0.030%–0.031%	1/19/12	850,000	849,965
	United States Treasury Bill	0.020%	1/26/12	500,000	499,984
	United States Treasury Bill	0.010%	2/2/12	800,000	799,986
	United States Treasury Bill	0.010%	2/9/12	100,000	99,998
	United States Treasury Bill	0.010%–0.013%	2/16/12	650,000	649,984
	United States Treasury Bill	0.015%–0.017%	2/23/12	950,000	949,966

United States Treasury Bill	0.027%–0.030%	3/1/12	1,000,000	999,926
Total U.S. Goverment and Agency Obligations (Cost $13,802,161)				13,802,161
Commercial Paper (17.7%)
Finance - Auto (0.9%)
American Honda Finance Corp.	0.220%	12/2/11	32,600	32,600
American Honda Finance Corp.	0.220%	12/5/11	14,000	14,000
American Honda Finance Corp.	0.230%	12/12/11	22,250	22,248
American Honda Finance Corp.	0.230%	12/19/11	13,500	13,498
American Honda Finance Corp.	0.230%	1/9/12	23,700	23,694
American Honda Finance Corp.	0.210%	1/17/12	9,500	9,497
American Honda Finance Corp.	0.210%	1/18/12	6,500	6,498
American Honda Finance Corp.	0.210%	1/19/12	11,500	11,497
American Honda Finance Corp.	0.240%	2/2/12	15,500	15,494
American Honda Finance Corp.	0.270%	2/13/12	16,900	16,891
American Honda Finance Corp.	0.240%	2/14/12	13,000	12,994
American Honda Finance Corp.	0.240%	2/15/12	7,500	7,496
American Honda Finance Corp.	0.250%	2/22/12	8,500	8,495
Toyota Motor Credit Corp.	0.260%	1/4/12	6,500	6,498
				201,400
Finance - Other (5.3%)
5 Chariot Funding LLC	0.220%	1/11/12	21,500	21,495
5 Chariot Funding LLC	0.220%	1/18/12	18,000	17,995
5 Chariot Funding LLC	0.220%	1/19/12	8,600	8,597
5 Chariot Funding LLC	0.240%	2/6/12	50,000	49,978
General Electric Capital Corp.	0.250%	2/2/12	150,000	149,934
General Electric Capital Services Inc.	0.230%	1/25/12	75,000	74,974
5 Govco LLC	0.300%	12/5/11	35,900	35,899
5 Govco LLC	0.300%	12/9/11	36,000	35,998
5 Govco LLC	0.300%	12/14/11	75,000	74,992
5 Govco LLC	0.300%	12/15/11	36,000	35,996
5 Govco LLC	0.300%	12/16/11	25,000	24,997
5 Govco LLC	0.300%	12/19/11	130,000	129,980
5 Govco LLC	0.330%	1/4/12	20,000	19,994
5 Govco LLC	0.360%	2/13/12	35,000	34,974
5 Govco LLC	0.410%	2/21/12	25,300	25,276
5 Govco LLC	0.410%	2/22/12	16,000	15,985
5 Govco LLC	0.420%	2/23/12	25,000	24,975
5 Old Line Funding LLC	0.230%	12/7/11	50,000	49,998
5 Old Line Funding LLC	0.220%	12/9/11	14,400	14,399
5 Old Line Funding LLC	0.220%	12/12/11	20,500	20,499
5 Old Line Funding LLC	0.220%	12/14/11	11,000	10,999
5 Old Line Funding LLC	0.220%	1/4/12	114,926	114,902
5 Old Line Funding LLC	0.230%	1/6/12	30,042	30,035
5 Old Line Funding LLC	0.220%	1/17/12	89,036	89,010
5 Old Line Funding LLC	0.220%	1/18/12	20,078	20,072
5 Old Line Funding LLC	0.220%	1/20/12	30,000	29,991
5 Old Line Funding LLC	0.220%	1/23/12	7,500	7,497
5 Old Line Funding LLC	0.220%	1/30/12	24,604	24,595
5 Old Line Funding LLC	0.230%	2/6/12	22,000	21,991
5 Old Line Funding LLC	0.220%	2/14/12	22,500	22,490
				1,238,517
Foreign Banks (4.7%)
5 Australia & New Zealand Banking Group, Ltd.	0.270%	12/21/11	100,000	99,985
5 Australia & New Zealand Banking Group, Ltd.	0.280%	1/5/12	210,000	209,943
5 Australia & New Zealand Banking Group, Ltd.	0.250%	1/27/12	23,000	22,991
5 Commonwealth Bank of Australia	0.300%	12/15/11	40,000	39,995

5 National Australia Funding Delaware Inc.	0.280%	12/1/11	42,780	42,780
5 Westpac Banking Corp.	0.250%	12/1/11	200,000	200,000
5 Westpac Banking Corp.	0.280%	12/7/11	200,000	199,991
5 Westpac Banking Corp.	0.280%	12/20/11	200,000	199,970
5 Westpac Banking Corp.	0.300%	3/1/12	80,000	79,939
				1,095,594
Foreign Industrial (0.7%)
5 Nestle Capital Corp.	0.090%	12/5/11	11,500	11,500
5 Nestle Capital Corp.	0.110%	2/9/12	11,200	11,197
5 Novartis Finance Corp.	0.100%	12/1/11	25,500	25,500
5 Novartis Finance Corp.	0.090%	12/2/11	13,500	13,500
5 Novartis Finance Corp.	0.100%	12/5/11	26,500	26,500
5 Novartis Finance Corp.	0.100%	12/6/11	24,000	24,000
5 Novartis Finance Corp.	0.100%	12/7/11	25,000	24,999
5 Total Capital Canada, Ltd.	0.110%	1/27/12	25,000	24,996
				162,192
Industrial (6.1%)
General Electric Co.	0.140%	12/5/11	250,000	249,996
General Electric Co.	0.140%	12/6/11	250,000	249,995
General Electric Co.	0.110%	12/7/11	60,000	59,999
5 Johnson & Johnson	0.080%	1/11/12	42,000	41,996
5 Procter & Gamble Co.	0.100%	1/19/12	6,500	6,499
5 Procter & Gamble Co.	0.090%	1/20/12	12,550	12,548
5 Procter & Gamble Co.	0.090%	1/25/12	21,000	20,997
5 Procter & Gamble Co.	0.080%	1/26/12	50,000	49,994
5 Procter & Gamble Co.	0.100%	2/6/12	39,500	39,493
5 Procter & Gamble Co.	0.110%	2/9/12	25,750	25,744
5 Procter & Gamble Co.	0.090%	2/14/12	140,000	139,974
5 Procter & Gamble Co.	0.110%	3/1/12	17,600	17,595
5 Procter & Gamble Co.	0.120%	3/2/12	14,000	13,996
5 The Coca-Cola Co.	0.130%	12/12/11	21,200	21,199
5 The Coca-Cola Co.	0.120%	12/13/11	35,600	35,599
5 The Coca-Cola Co.	0.120%	12/14/11	17,900	17,899
5 The Coca-Cola Co.	0.120%	12/15/11	17,900	17,899
5 The Coca-Cola Co.	0.130%	12/19/11	38,200	38,197
5 The Coca-Cola Co.	0.150%	1/18/12	24,500	24,495
5 The Coca-Cola Co.	0.150%	1/19/12	9,000	8,998
5 The Coca-Cola Co.	0.150%	1/20/12	25,500	25,495
5 The Coca-Cola Co.	0.140%	1/23/12	31,000	30,994
5 The Coca-Cola Co.	0.120%	1/24/12	34,800	34,794
5 The Coca-Cola Co.	0.120%	1/25/12	14,000	13,997
5 The Coca-Cola Co.	0.120%	1/26/12	6,000	5,999
5 The Coca-Cola Co.	0.130%	2/2/12	17,000	16,996
5 The Coca-Cola Co.	0.130%	2/6/12	26,500	26,494
5 The Coca-Cola Co.	0.120%	2/14/12	20,900	20,895
5 The Coca-Cola Co.	0.120%	2/15/12	57,000	56,986
5 Wal-Mart Stores, Inc.	0.090%	12/16/11	9,350	9,350
5 Wal-Mart Stores, Inc.	0.070%	12/20/11	14,000	13,999
5 Wal-Mart Stores, Inc.	0.080%	1/9/12	71,500	71,494
				1,420,605
Total Commercial Paper (Cost $4,118,308)				4,118,308
Certificates of Deposit (15.7%)
Domestic Banks (2.5%)
Branch Banking & Trust Co.	0.270%	1/3/12	53,300	53,300
Branch Banking & Trust Co.	0.240%	1/4/12	47,000	47,000
Branch Banking & Trust Co.	0.240%	1/5/12	36,600	36,600

Branch Banking & Trust Co.	0.240%	1/9/12	86,600	86,600
Branch Banking & Trust Co.	0.230%	1/17/12	43,000	43,000
Branch Banking & Trust Co.	0.230%	1/18/12	34,000	34,000
Branch Banking & Trust Co.	0.230%	2/24/12	50,600	50,600
State Street Bank & Trust Co.	0.250%	12/7/11	90,000	90,000
State Street Bank & Trust Co.	0.250%	12/12/11	150,000	150,000
				591,100
Eurodollar Certificates of Deposit (6.3%)
Australia & New Zealand Banking Group, Ltd.	0.300%	1/25/12	125,000	125,000
Australia & New Zealand Banking Group, Ltd.	0.400%	3/2/12	200,000	200,000
Commonwealth Bank of Australia	0.300%	12/7/11	125,000	125,000
Commonwealth Bank of Australia	0.270%	1/23/12	100,000	100,000
Commonwealth Bank of Australia	0.330%	2/6/12	75,000	75,000
Commonwealth Bank of Australia	0.350%	2/14/12	100,000	100,000
Commonwealth Bank of Australia	0.340%	2/17/12	150,000	150,000
Commonwealth Bank of Australia	0.350%	2/22/12	75,000	75,000
National Australia Bank Ltd.	0.300%	12/1/11	110,000	110,000
National Australia Bank Ltd.	0.270%	1/20/12	90,000	90,000
National Australia Bank Ltd.	0.320%	2/1/12	100,000	100,000
National Australia Bank Ltd.	0.350%	2/2/12	150,000	150,000
National Australia Bank Ltd.	0.350%	2/7/12	60,000	60,000
				1,460,000
Yankee Certificates of Deposit (6.9%)
Bank of Montreal (Chicago Branch)	0.250%	1/6/12	150,000	150,000
Bank of Montreal (Chicago Branch)	0.200%	2/1/12	150,000	150,000
Bank of Montreal (Chicago Branch)	0.230%	3/1/12	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.290%	12/6/11	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.300%	12/19/11	45,000	45,000
Bank of Nova Scotia (Houston Branch)	0.290%	1/4/12	75,000	75,000
Bank of Nova Scotia (Houston Branch)	0.290%	1/17/12	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.310%	1/31/12	135,000	135,000
Bank of Nova Scotia (Houston Branch)	0.300%	2/10/12	13,475	13,474
Bank of Nova Scotia (Houston Branch)	0.300%	2/15/12	180,000	180,000
National Australia Bank (New York Branch)	0.405%	4/20/12	113,000	113,000
Toronto Dominion Bank (New York Branch)	0.230%	2/3/12	35,000	35,000
Toronto Dominion Bank (New York Branch)	0.230%	2/6/12	87,000	87,000
Toronto Dominion Bank (New York Branch)	0.210%	2/15/12	100,000	100,002
Westpac Banking Corp. (New York Branch)	0.409%	5/3/12	125,000	125,000
				1,608,476
Total Certificates of Deposit (Cost $3,659,576)				3,659,576
Repurchase Agreements (5.9%)
Barclays Capital Inc.
(Dated 11/30/11, Repurchase Value
$76,498,000, collateralized by Treasury
Inflation Indexed Note/Bond, 3.875%,
4/15/29)	0.100%	12/1/11	76,498	76,498
Goldman Sachs & Co.
(Dated 11/30/11, Repurchase Value
$200,001,000, collateralized by Federal
Home Loan Mortgage Corp., 2.500%-
6.250%, 5/27/16-7/15/32)	0.110%	12/1/11	200,000	200,000
JPMorgan Securities LLC
(Dated 11/30/11, Repurchase Value
$200,000,000, collateralized by United
States Treasury Note/Bond, 1.375%,
11/30/18)	0.070%	12/1/11	200,000	200,000

Merrill Lynch Pierce Fenner & Smith
(Dated 11/30/11, Repurchase Value
$200,000,000, collateralized by United
States Treasury Note/Bond, 0.375%-
1.375%, 11/15/14-11/30/15)	0.080%	12/1/11	200,000	200,000
RBC Capital Markets LLC
(Dated 11/30/11, Repurchase Value
$403,833,000, collateralized by United
States Treasury Note/Bond, 1.375%-
4.250%, 9/30/12-2/28/17)	0.050%	12/1/11	403,832	403,832
RBS Securities, Inc.
(Dated 11/30/11, Repurchase Value
$288,038,000, collateralized by United
States Treasury Note/Bond, 2.625%-
4.250%, 4/30/18-11/15/40)	0.090%	12/1/11	288,037	288,037
Total Repurchase Agreements (Cost $1,368,367)				1,368,367
			Shares
Money Market Fund (1.6%)
6 Vanguard Municipal Cash Management Fund
(Cost $373,604)	0.119%		373,603,826	373,604

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (3.9%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.100%	12/7/11	7,500	7,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.120%	12/7/11	7,190	7,190
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.120%	12/7/11	9,820	9,820
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.140%	12/7/11	7,000	7,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.040%	12/7/11	4,000	4,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.050%	12/7/11	8,800	8,800
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.090%	12/7/11	5,000	5,000
Buffalo NY Municipal Water System Revenue
VRDO	0.100%	12/7/11	2,870	2,870
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.100%	12/7/11	5,090	5,090
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.110%	12/7/11	2,400	2,400
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.110%	12/7/11	5,400	5,400
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.090%	12/7/11	2,000	2,000
Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.110%	12/7/11	6,000	6,000

Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.120%	12/7/11	5,320	5,320
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.140%	12/7/11	2,300	2,300
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.110%	12/7/11	2,750	2,750
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.140%	12/7/11	3,900	3,900
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.080%	12/7/11	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.120%	12/7/11	5,365	5,365
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.130%	12/7/11	18,000	18,000
District of Columbia Revenue (George
Washington University) VRDO	0.140%	12/7/11	5,600	5,600
District of Columbia Revenue (Georgetown
University) VRDO	0.130%	12/7/11	11,575	11,575
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.150%	12/7/11	2,300	2,300
Greenville County SC Hospital System
Revenue VRDO	0.100%	12/7/11	2,750	2,750
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.100%	12/7/11	2,515	2,515
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.110%	12/7/11	11,000	11,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.060%	12/7/11	1,900	1,900
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	12/7/11	4,050	4,050
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.140%	12/7/11	3,700	3,700
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.100%	12/7/11	5,380	5,380
Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.050%	12/7/11	3,700	3,700
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.110%	12/7/11	4,395	4,395
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.150%	12/7/11	4,500	4,500
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.120%	12/7/11	2,855	2,855
Indiana Development Finance Authority
Educational Facilities Revenue
(Indianapolis Museum of Art Inc. Project)
VRDO	0.110%	12/7/11	3,400	3,400
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.150%	12/7/11	5,400	5,400

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.120%	12/7/11	9,720	9,720
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.100%	12/7/11	4,765	4,765
Jacksonville FL Capital Project Revenue
VRDO	0.120%	12/7/11	5,600	5,600
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.080%	12/7/11	7,910	7,910
Knox County TN Health Educational &
Housing Facilities Board Hospital Facilities
Revenue (Covenant Healthcare) VRDO	0.130%	12/7/11	4,145	4,145
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.120%	12/7/11	3,500	3,500
Los Angeles CA Wastewater System
Revenue VRDO	0.070%	12/7/11	6,000	6,000
Los Angeles CA Wastewater System
Revenue VRDO	0.070%	12/7/11	5,100	5,100
Los Angeles CA Wastewater System
Revenue VRDO	0.100%	12/7/11	4,500	4,500
Los Angeles CA Wastewater System
Revenue VRDO	0.110%	12/7/11	8,100	8,100
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.070%	12/7/11	4,500	4,500
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.080%	12/7/11	12,600	12,600
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.130%	12/7/11	3,225	3,225
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.110%	12/7/11	3,400	3,400
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University) VRDO	0.070%	12/7/11	9,700	9,700
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.100%	12/7/11	9,110	9,110
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.100%	12/7/11	5,200	5,200
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.110%	12/7/11	2,385	2,385
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.100%	12/7/11	9,900	9,900
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.120%	12/7/11	3,130	3,130
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.110%	12/7/11	7,900	7,900
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.120%	12/7/11	4,715	4,715
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.060%	12/7/11	6,800	6,800

Mississippi Business Finance Corp. Health
Care Facilities Revenue (Rush Medical
Foundation Project) VRDO	0.110%	12/7/11	1,600	1,600
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.080%	12/7/11	19,730	19,730
Nassau NY Health Care Corp. VRDO	0.090%	12/7/11	3,310	3,310
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.130%	12/7/11	3,200	3,200
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	12/7/11	5,200	5,200
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.090%	12/7/11	7,800	7,800
New York City NY GO VRDO	0.080%	12/7/11	7,175	7,175
New York City NY GO VRDO	0.100%	12/7/11	7,500	7,500
New York City NY GO VRDO	0.110%	12/7/11	2,500	2,500
New York City NY GO VRDO	0.110%	12/7/11	6,400	6,400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.080%	12/7/11	10,400	10,400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.080%	12/7/11	5,300	5,300
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.110%	12/7/11	1,800	1,800
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.110%	12/7/11	8,400	8,400
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.110%	12/7/11	4,425	4,425
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.100%	12/7/11	6,400	6,400
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.100%	12/7/11	6,265	6,265
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.080%	12/7/11	10,750	10,750
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.110%	12/7/11	4,460	4,460
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.090%	12/7/11	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.120%	12/7/11	9,400	9,400
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.080%	12/7/11	7,500	7,500
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.120%	12/7/11	3,700	3,700
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.100%	12/7/11	8,500	8,500

New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.140%	12/7/11	6,100	6,100
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.110%	12/7/11	2,700	2,700
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.120%	12/7/11	3,850	3,850
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.120%	12/7/11	7,755	7,755
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.120%	12/7/11	6,800	6,800
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.080%	12/7/11	5,500	5,500
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.130%	12/7/11	2,300	2,300
North Texas Tollway Authority System
Revenue VRDO	0.120%	12/7/11	8,450	8,450
Oakland University of Michigan Revenue
VRDO	0.130%	12/7/11	2,100	2,100
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.100%	12/7/11	3,085	3,085
Ohio GO VRDO	0.070%	12/7/11	7,430	7,430
Ohio GO VRDO	0.070%	12/7/11	2,500	2,500
Ohio State University General Receipts
Revenue VRDO	0.070%	12/7/11	7,600	7,600
Ohio State University General Receipts
Revenue VRDO	0.070%	12/7/11	23,400	23,400
Ohio State University General Receipts
Revenue VRDO	0.100%	12/7/11	1,400	1,400
7 Oregon GO TOB VRDO	0.110%	12/1/11	21,100	21,100
Oregon Health Sciences University Revenue
VRDO	0.120%	12/7/11	2,850	2,850
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.090%	12/7/11	11,400	11,400
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.110%	12/7/11	14,200	14,200
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.100%	12/7/11	2,000	2,000
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.120%	12/7/11	3,010	3,010
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.110%	12/7/11	3,250	3,250
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.190%	12/7/11	11,170	11,170
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health) VRDO	0.110%	12/7/11	6,800	6,800
South Placer CA Wastewater Authority
Revenue VRDO	0.060%	12/7/11	2,450	2,450
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.100%	12/7/11	2,900	2,900

Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.130%	12/7/11	4,400	4,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.120%	12/7/11	6,800	6,800
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.120%	12/7/11	10,100	10,100
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.150%	12/7/11	5,825	5,825
7 Texas GO TOB VRDO	0.110%	12/1/11	35,000	35,000
7 Texas GO TOB VRDO	0.110%	8/30/12	24,000	24,000
7 Texas GO TOB VRDO	0.110%	8/30/12	4,550	4,550
7 Texas GO TOB VRDO	0.110%	8/30/12	27,860	27,860
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.100%	12/7/11	5,200	5,200
University of Alabama Birmingham Hospital
Revenue VRDO	0.120%	12/7/11	5,600	5,600
University of South Florida Financing Corp.
COP VRDO	0.120%	12/7/11	10,200	10,200
University of Texas Permanent University
Fund Revenue VRDO	0.040%	12/7/11	16,300	16,300
University of Texas Permanent University
Fund Revenue VRDO	0.050%	12/7/11	25,500	25,500
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.120%	12/7/11	4,500	4,500
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.120%	12/7/11	3,750	3,750
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.110%	12/7/11	1,700	1,700
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.150%	12/7/11	4,700	4,700
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.150%	12/7/11	3,200	3,200
7 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.150%	12/7/11	2,700	2,700
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.120%	12/7/11	3,600	3,600
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.090%	12/7/11	9,500	9,500
Washington Higher Education Facilities
Authority Revenue (Bastyr University
Project) VRDO	0.110%	12/7/11	1,600	1,600
Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.130%	12/7/11	1,300	1,300
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.110%	12/7/11	6,200	6,200
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital)
VRDO	0.070%	12/7/11	5,000	5,000
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.110%	12/7/11	7,475	7,475

Total Tax-Exempt Municipal Bonds (Cost $902,405)				902,405
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.0%)
7 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.310%	12/7/11	2,855	2,855
7 Massachusetts Transportation Fund Revenue
TOB VRDO	0.310%	12/7/11	2,800	2,800
7 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.310%	12/7/11	1,500	1,500
Total Taxable Municipal Bonds (Cost $7,155)				7,155
Total Investments (104.2%) (Cost $24,231,576)				24,231,576
Other Assets and Liabilities-Net (-4.2%)				(983,006)
Net Assets (100%)				23,248,570

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
November 30, 2011, the aggregate value of these securities was $3,132,010,000, representing 13.5% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $122,365,000, representing 0.5% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of November 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.5%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.170%	12/7/11	12,550	12,550
Pell City AL Special Care Facilities Financing
Authority Revenue (Noland Health Services
Inc.) VRDO	0.140%	12/7/11 LOC	5,000	5,000
				17,550
Alaska (0.5%)
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.160%	12/7/11	16,620	16,620

Arizona (0.7%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.080%	12/7/11 LOC	24,665	24,665

California (9.3%)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.180%	12/7/11	7,500	7,500
1 California Department of Veteran Affairs
Revenue TOB VRDO	0.170%	12/7/11	10,000	10,000
California GO VRDO	0.080%	12/7/11 LOC	4,000	4,000
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.110%	12/7/11 LOC	5,305	5,305
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.110%	12/7/11 LOC	3,705	3,705
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.080%	12/7/11 LOC	3,300	3,300
California RAN	2.000%	5/24/12	10,000	10,078
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.120%	12/7/11	9,950	9,950
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.130%	12/7/11 LOC	12,625	12,625
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.200%	12/7/11	6,230	6,230
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.140%	12/7/11	9,000	9,000
1 East Side CA Union High School District GO
TOB VRDO	0.150%	12/7/11 LOC	2,200	2,200
1 Foothill-De Anza CA Community College District
GOTOB VRDO	0.180%	12/7/11	7,500	7,500
Hayward CA Housing Authority Multifamily
Housing Revenue (Barrington Hills
Apartments) VRDO	0.090%	12/7/11 LOC	13,550	13,550
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.110%	12/1/11	20,000	20,000

Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine)
VRDO	0.140%	12/1/11 LOC	2,247	2,247
Livermore CA COP VRDO	0.130%	12/7/11 LOC	4,825	4,825
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Livermore
Independent Senior Apartments) VRDO	0.110%	12/7/11 LOC	6,640	6,640
Los Angeles CA Department of Water & Power
Revenue VRDO	0.100%	12/7/11	11,185	11,185
1 Los Angeles CA GO TOB VRDO	0.110%	12/1/11	25,145	25,145
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.110%	12/1/11	55,300	55,300
Los Angeles County CA TRAN	2.500%	2/29/12	20,000	20,106
1 Rancho Santiago CA Community College
District GO TOB VRDO	0.130%	12/7/11 (4)	8,795	8,795
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.090%	12/7/11	13,330	13,330
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.140%	12/7/11	13,600	13,600
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.140%	12/7/11	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.140%	12/7/11	5,000	5,000
1 San Marcos CA Public Facilities Authority Tax
Allocation Revenue TOB VRDO	0.110%	12/1/11 LOC	3,900	3,900
1 San Mateo County CA Community College
District GOTOB VRDO	0.150%	12/7/11	15,135	15,135
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.070%	12/7/11 LOC	25,800	25,800
				340,951
Colorado (4.1%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.110%	12/1/11 LOC	13,870	13,870
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.110%	12/1/11 LOC	10,860	10,860
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.110%	12/1/11 LOC	2,080	2,080
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.110%	12/1/11 LOC	13,680	13,680
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.110%	12/1/11 LOC	15,995	15,995
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.110%	12/1/11 LOC	12,910	12,910
Colorado Educational & Cultural Facilities
Authority Revenue (Oklahoma's Public Radio)
VRDO	0.140%	12/7/11 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.110%	12/1/11	10,700	10,700
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.160%	12/7/11	9,995	9,995

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.090%	12/7/11	13,800	13,800
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.120%	12/7/11	12,500	12,500
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.140%	12/7/11 LOC	4,410	4,410
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.140%	12/7/11 LOC	3,530	3,530
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.120%	12/7/11 LOC	16,000	16,000
1 Regional Transportation District of Colorado
Sales Tax Revenue TOB VRDO	0.140%	12/7/11	6,790	6,790
				152,310
Connecticut (0.6%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.110%	12/1/11	6,900	6,900
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.140%	12/7/11	10,330	10,330
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.120%	12/1/11	5,600	5,600
				22,830
Delaware (0.3%)
Delaware Economic Development Authority
Revenue (Archmere Academy Project) VRDO	0.150%	12/7/11 LOC	9,650	9,650

District of Columbia (0.8%)
1 District of Columbia GO TOB VRDO	0.130%	12/7/11 LOC	21,360	21,360
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.150%	12/7/11 LOC	4,800	4,800
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.160%	12/7/11	4,010	4,010
				30,170
Florida (5.9%)
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue (Parking
Project) VRDO	0.120%	12/7/11 LOC	5,400	5,400
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.100%	12/7/11 LOC	9,400	9,400
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.130%	12/7/11 LOC	8,000	8,000
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.120%	12/1/11 LOC	2,690	2,690
Jacksonville FL Capital Project Revenue VRDO	0.120%	12/7/11 LOC	31,295	31,295
Jacksonville FL Economic Development
Commission Health Care Facilities Revenue
(Methodist Refunding Project) VRDO	0.080%	12/1/11 LOC	2,200	2,200
Jacksonville FL Economic Development
Commission Special Facility Airport Revenue
(Holland Sheltair Aviation Group Project)
VRDO	0.150%	12/7/11 LOC	8,350	8,350

Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	12/7/11	13,400	13,400
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	12/7/11 LOC	17,315	17,315
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.120%	12/7/11	4,760	4,760
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.120%	12/7/11	5,475	5,475
Jacksonville FL Transportation Revenue VRDO	0.150%	12/7/11 LOC	10,655	10,655
Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project)VRDO	0.150%	12/1/11 LOC	17,340	17,340
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.120%	12/7/11 LOC	31,400	31,400
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.080%	12/7/11 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.100%	12/1/11 LOC	16,325	16,325
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project) VRDO	0.090%	12/1/11 LOC	6,015	6,015
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.130%	12/7/11 LOC	5,400	5,400
West Orange FL Healthcare District Revenue
VRDO	0.120%	12/7/11 LOC	12,500	12,500
				217,920
Georgia (2.2%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.120%	12/7/11 LOC	12,500	12,500
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.120%	12/7/11 LOC	5,000	5,000
1 Georgia GO TOB VRDO	0.160%	12/7/11	11,570	11,570
1 Gwinnett County GA School District GO TOB
VRDO	0.130%	12/7/11	13,455	13,455
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.100%	12/7/11 LOC	5,000	5,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.080%	12/7/11	4,000	4,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.100%	12/7/11	11,200	11,200
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.100%	12/7/11	12,100	12,100
South Fulton GA Municipal Regional Water &
Sewer Authority Water Revenue VRDO	0.130%	12/7/11 LOC	6,900	6,900
				81,725
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.170%	12/7/11	7,700	7,700

Idaho (1.6%)
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	12/7/11 LOC	41,775	41,775
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	12/7/11 LOC	16,995	16,995
				58,770

Illinois (9.2%)
Chicago IL Board of Education GO VRDO	0.110%	12/7/11 LOC	27,000	27,000
1 Chicago IL GO TOB VRDO	0.130%	12/7/11	14,355	14,355
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.160%	12/7/11	14,940	14,940
Chicago IL Wastewater Transmission Revenue
VRDO	0.090%	12/1/11 LOC	19,800	19,800
Chicago IL Wastewater Transmission Revenue
VRDO	0.090%	12/1/11 LOC	19,600	19,600
1 Chicago IL Water Revenue TOB VRDO	0.160%	12/7/11	7,795	7,795
Chicago IL Water Revenue VRDO	0.120%	12/7/11 LOC	3,150	3,150
Chicago IL Water Revenue VRDO	0.170%	12/7/11 LOC	26,325	26,325
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.120%	12/7/11 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.110%	12/7/11	11,718	11,718
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.090%	12/7/11	6,365	6,365
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.110%	12/7/11 LOC	4,000	4,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.110%	12/7/11 LOC	10,000	10,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.090%	12/1/11	36,285	36,285
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.090%	12/1/11	39,490	39,490
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.110%	12/7/11	26,617	26,617
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.090%	12/1/11	16,000	16,000
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.140%	12/7/11	15,105	15,105
1 Illinois Sales Tax Revenue TOB VRDO	0.160%	12/7/11	18,000	18,000
				338,545
Indiana (0.9%)
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.100%	12/7/11 LOC	15,900	15,900
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.130%	12/7/11	14,505	14,505
Purdue University Indiana COP VRDO	0.070%	12/7/11	4,090	4,090
				34,495
Iowa (0.5%)
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.150%	12/1/11 LOC	20,000	20,000

Kentucky (1.6%)
Christian County KY Association County
Leasing Program Revenue VRDO	0.090%	12/1/11 LOC	13,790	13,790
Christian County KY Association County
Leasing Program Revenue VRDO	0.090%	12/1/11 LOC	13,865	13,865
Christian County KY Association County
Leasing Program Revenue VRDO	0.090%	12/1/11 LOC	10,300	10,300
Shelby County KY GO VRDO	0.090%	12/1/11 LOC	3,895	3,895

Trimble County KY Association of Counties
Leasing Trust Lease Program Revenue
VRDO	0.090%	12/1/11 LOC	17,460	17,460
				59,310
Louisiana (1.7%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.110%	12/7/11 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.120%	12/7/11 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.140%	12/7/11 LOC	24,345	24,345
				61,345
Maryland (0.9%)
Baltimore County MD BAN	2.500%	12/17/12	30,000	30,705
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.100%	12/7/11 LOC	4,205	4,205
				34,910
Massachusetts (4.1%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.090%	12/7/11	9,200	9,200
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.100%	12/7/11	9,000	9,000
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.100%	12/1/11 LOC	6,400	6,400
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.090%	12/7/11 LOC	15,100	15,100
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.140%	12/7/11 LOC	9,210	9,210
Massachusetts GO	2.000%	5/31/12	25,000	25,227
1 Massachusetts GO TOB VRDO	0.130%	12/7/11	4,800	4,800
1 Massachusetts GO TOB VRDO	0.140%	12/7/11	18,455	18,455
Massachusetts GO VRDO	0.100%	12/7/11	32,000	32,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.070%	12/1/11	7,800	7,800
Massachusetts Water Resources Authority
Revenue VRDO	0.090%	12/7/11	3,000	3,000
Massachusetts Water Resources Authority
Revenue VRDO	0.120%	12/7/11	10,000	10,000
				150,192
Michigan (1.4%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.090%	12/1/11 LOC	15,100	15,100
Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.120%	12/1/11 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.130%	12/7/11 LOC	11,500	11,500
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.070%	12/7/11	4,800	4,800
University of Michigan Hospital Revenue VRDO	0.070%	12/1/11	2,600	2,600

1 Wayne State University Michigan Revenue TOB
VRDO	0.110%	12/1/11	4,995	4,995
				50,245
Minnesota (0.4%)
Hennepin County MN GO VRDO	0.100%	12/7/11	4,605	4,605
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.200%	12/1/11 (4)	6,600	6,600
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.130%	12/7/11	3,000	3,000
				14,205
Mississippi (1.6%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.060%	12/1/11	7,940	7,940
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.100%	12/7/11	15,000	15,000
Mississippi Business Finance Corp. Revenue
(Promenade D'Iberville Project) VRDO	0.150%	12/7/11 LOC	7,390	7,390
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.140%	12/7/11 LOC	12,525	12,525
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.140%	12/7/11 LOC	5,400	5,400
Mississippi GO (Nissan Project) VRDO	0.130%	12/7/11	8,880	8,880
				57,135
Missouri (1.6%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.070%	12/1/11	5,975	5,975
Curators of the University of Missouri System
Facilities Revenue VRDO	0.120%	12/7/11	29,485	29,485
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	12/7/11	8,450	8,450
St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.090%	12/7/11 LOC	15,440	15,440
				59,350
Nebraska (1.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.130%	12/7/11	9,910	9,910
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.150%	12/1/11 LOC	5,050	5,050
1 Nebraska Public Power District Revenue TOB
VRDO	0.130%	12/7/11 LOC	24,490	24,490
1 Nebraska Public Power District Revenue TOB
VRDO	0.150%	12/7/11 (13)	5,000	5,000
				44,450

Nevada (0.2%)
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.140%	12/7/11	7,595	7,595

New Hampshire (0.4%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University) VRDO	0.100%	12/7/11 LOC	14,095	14,095

New Jersey (0.1%)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.090%	12/1/11 LOC	4,900	4,900

New Mexico (2.4%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.100%	12/7/11 LOC	37,840	37,840
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.160%	12/7/11	10,000	10,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.130%	12/7/11	19,480	19,480
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.130%	12/7/11	10,565	10,565
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.130%	12/7/11	9,970	9,970
				87,855
New York (10.8%)
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.140%	12/7/11	16,000	16,000
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.150%	12/7/11	8,000	8,000
Metropolitan New York Transportation Authority
Revenue VRDO	0.110%	12/7/11 LOC	10,000	10,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	12/7/11	6,000	6,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	12/7/11	30,000	30,000
New York City NY GO VRDO	0.070%	12/1/11	6,000	6,000
New York City NY GO VRDO	0.070%	12/1/11 LOC	14,000	14,000
New York City NY GO VRDO	0.070%	12/1/11	4,900	4,900
New York City NY GO VRDO	0.070%	12/1/11	5,000	5,000
New York City NY GO VRDO	0.070%	12/1/11 LOC	7,165	7,165
New York City NY GO VRDO	0.080%	12/1/11 LOC	16,395	16,395
New York City NY GO VRDO	0.080%	12/7/11 LOC	28,315	28,315
New York City NY GO VRDO	0.080%	12/7/11 LOC	6,465	6,465
New York City NY GO VRDO	0.110%	12/7/11 LOC	4,250	4,250
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Columbus
Apartments) VRDO	0.080%	12/7/11 LOC	18,500	18,500
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	12/1/11	17,500	17,500

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	12/1/11	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	12/1/11	24,705	24,705
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	12/1/11	4,100	4,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	12/1/11	4,500	4,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	12/7/11	18,000	18,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.140%	12/7/11	5,535	5,535
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.100%	12/7/11	29,400	29,400
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.070%	12/1/11	5,985	5,985
New York City Transitional Finance Authority
Revenue VRDO	0.070%	12/1/11	6,000	6,000
New York Liberty Development Corp. Revenue
PUT	0.270%	8/8/12	15,000	15,000
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.140%	12/7/11	8,535	8,535
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.100%	12/7/11 LOC	8,700	8,700
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.160%	12/7/11	7,770	7,770
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.100%	12/7/11 LOC	4,100	4,100
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.090%	12/7/11 LOC	10,500	10,500
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.130%	12/7/11	5,000	5,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.100%	12/7/11	9,100	9,100
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.120%	12/7/11	8,400	8,400
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	12/7/11 LOC	5,600	5,600
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.120%	12/7/11 LOC	10,000	10,000
				395,420
North Carolina (3.7%)
Cary NC GO VRDO	0.090%	12/7/11	3,345	3,345
1 Charlotte NC COP TOB VRDO	0.140%	12/7/11	5,545	5,545
Charlotte NC Water & Sewer System Revenue
VRDO	0.120%	12/7/11	9,800	9,800
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.120%	12/7/11	21,415	21,415
Forsyth County NC GO VRDO	0.150%	12/7/11	18,520	18,520

Mecklenburg County NC COP VRDO	0.150%	12/7/11	4,200	4,200
North Carolina Capital Facilities Finance Agency
Recreational Facilities Revenue (YMCA of
Greater Winston-Salem) VRDO	0.150%	12/7/11 LOC	9,650	9,650
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.130%	12/7/11 LOC	3,540	3,540
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.110%	12/7/11 LOC	1,915	1,915
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.130%	12/7/11 LOC	7,000	7,000
Union County NC GO VRDO	0.130%	12/7/11	6,200	6,200
Union County NC GO VRDO	0.130%	12/7/11	27,270	27,270
Union County NC GO VRDO	0.130%	12/7/11	18,155	18,155
				136,555
Ohio (7.0%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.140%	12/1/11 LOC	7,100	7,100
1 Cleveland OH Water Works Revenue TOB
VRDO	0.140%	12/7/11	16,850	16,850
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.110%	12/7/11	10,000	10,000
Columbus OH GO VRDO	0.100%	12/7/11	5,800	5,800
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.140%	12/7/11 LOC	10,110	10,110
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.130%	12/7/11 LOC	11,115	11,115
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.110%	12/7/11 LOC	1,150	1,150
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.110%	12/7/11	6,100	6,100
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.110%	12/7/11	8,600	8,600
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.130%	12/7/11	13,725	13,725
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.160%	12/7/11	2,400	2,400
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.170%	12/7/11	3,600	3,600
Ohio Common Schools GO VRDO	0.080%	12/7/11	5,000	5,000
Ohio Common Schools GO VRDO	0.100%	12/7/11	13,620	13,620
Ohio GO VRDO	0.070%	12/7/11	11,740	11,740
Ohio GO VRDO	0.070%	12/7/11	17,840	17,840
1 Ohio Higher Education GO TOB VRDO	0.130%	12/7/11	5,765	5,765
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.180%	2/6/12	10,800	10,800
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.090%	12/1/11 LOC	10,200	10,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.070%	12/1/11	6,900	6,900

Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.100%	12/7/11	13,200	13,200
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.120%	12/7/11 LOC	10,275	10,275
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	12/1/11	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.140%	12/7/11	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.070%	12/7/11	10,885	10,885
Ohio State University General Receipts
Revenue VRDO	0.070%	12/7/11	17,145	17,145
Ohio State University General Receipts
Revenue VRDO	0.100%	12/7/11	7,500	7,500
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.120%	12/1/11 LOC	6,500	6,500
				256,850
Oregon (1.6%)
Oregon GO (Veterans Welfare) VRDO	0.090%	12/1/11	14,000	14,000
1 Oregon GO TOB VRDO	0.110%	12/1/11	10,500	10,500
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.110%	12/7/11	9,145	9,145
Oregon TAN	2.000%	6/29/12	15,000	15,153
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.130%	12/7/11 LOC	10,025	10,025
				58,823
Pennsylvania (2.6%)
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.090%	12/7/11	4,910	4,910
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.110%	12/7/11	13,490	13,490
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.110%	12/7/11	9,900	9,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	12/7/11 LOC	15,290	15,290
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital) VRDO	0.160%	12/1/11 LOC	4,690	4,690
1 Pennsylvania GO TOB VRDO	0.170%	12/7/11	10,055	10,055
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.120%	12/1/11 LOC	26,500	26,500
Philadelphia PA Water & Waste Water Revenue
VRDO	0.090%	12/7/11 LOC	9,845	9,845
				94,680
South Carolina (1.2%)
Greenville County SC Hospital System Revenue
VRDO	0.100%	12/7/11 LOC	5,000	5,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.110%	12/7/11 LOC	17,085	17,085

South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.110%	12/7/11 LOC	17,200	17,200
South Carolina Jobs Economic Development
Authority Hospital Revenue (Regional Medical
Center of Orangeburg & Calhoun Counties)
VRDO	0.150%	12/7/11 LOC	5,440	5,440
				44,725
Tennessee (1.3%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.120%	12/7/11 LOC	16,000	16,000
Shelby County TN GO VRDO	0.130%	12/7/11	25,250	25,250
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.140%	12/7/11	5,000	5,000
				46,250
Texas (8.1%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.110%	12/1/11	4,995	4,995
1 Denton TX Independent School District GO TOB
VRDO	0.140%	12/7/11	7,400	7,400
Denton TX Independent School District GO
VRDO	0.200%	12/7/11	10,195	10,195
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.070%	12/1/11	12,800	12,800
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.090%	12/1/11 LOC	4,925	4,925
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.090%	12/1/11 LOC	4,420	4,420
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.120%	12/1/11	52,885	52,885
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.070%	12/1/11	12,585	12,585
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.060%	12/7/11	5,000	5,000
1 Houston TX Utility System Revenue TOB VRDO	0.140%	12/7/11 (13)	8,000	8,000
1 Northside TX Independent School District GO
TOB VRDO	0.140%	12/7/11	5,225	5,225
San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.120%	12/7/11 LOC	7,450	7,450
1 Texas GO TOB VRDO	0.130%	12/7/11	5,995	5,995
1 Texas GO TOB VRDO	0.110%	8/30/12	4,200	4,200
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.130%	12/7/11 LOC	25,050	25,050
Texas TRAN	2.500%	8/30/12	60,000	61,000
Texas TRAN CP	0.210%	3/6/12	10,000	10,000
Texas Transportation Commission Mobility Fund
GO VRDO	0.110%	12/7/11	44,975	44,975
1 Texas Transportation Commission Revenue
TOB VRDO	0.130%	12/7/11	1,505	1,505

1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.130%	12/7/11	9,955	9,955
				298,560
Utah (2.4%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.070%	12/1/11	35,400	35,400
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.070%	12/1/11	27,300	27,300
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.090%	12/1/11	26,090	26,090
				88,790
Vermont (0.6%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.100%	12/7/11 LOC	13,600	13,600
Vermont Housing Finance Agency Revenue
VRDO	0.100%	12/7/11	10,025	10,025
				23,625
Virginia (2.2%)
Albemarle County VA Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital) VRDO	0.130%	12/7/11 LOC	17,850	17,850
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.140%	12/7/11 LOC	15,650	15,650
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.090%	12/1/11	14,290	14,290
Fairfax County VA Industrial Development
Authority Revenue (Fairfax Hospital System
Inc.) VRDO	0.130%	12/7/11	2,655	2,655
Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.090%	12/7/11 LOC	5,000	5,000
1 University of Virginia Revenue TOB VRDO	0.130%	12/7/11	6,600	6,600
Virginia Commonwealth University Health
System Authority Revenue VRDO	0.120%	12/1/11 LOC	4,840	4,840
1 Virginia Public Building Authority Facility
Revenue TOB VRDO	0.160%	12/7/11	13,650	13,650
				80,535
Washington (0.7%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.130%	12/7/11	6,875	6,875
1 King County WA Sewer Revenue TOB VRDO	0.110%	12/1/11	4,200	4,200
1 Seattle WA Water System Revenue TOB VRDO	0.130%	12/7/11	5,060	5,060
1 Washington GO TOB VRDO	0.140%	12/7/11	7,995	7,995
				24,130
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.110%	12/7/11 LOC	16,570	16,570

Wisconsin (0.9%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.100%	12/1/11 LOC	22,700	22,700

Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.150%	12/1/11 LOC	6,255	6,255
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.150%	12/1/11 LOC	5,715	5,715
				34,670
Total Investments (98.5%) (Cost $3,619,671)				3,619,671
Other Assets and Liabilities-Net (1.5%)				55,542
Net Assets (100%)				3,675,213

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $670,535,000, representing 18.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

Municipal Cash Management Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 20, 2012

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see
File Number 33-23444, Incorporated by Reference.